Portfolio of Investments
Columbia Solutions Conservative Portfolio, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 16.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 2.3%
Republic of Austria Government Bond(c)
10/20/2026	0.750%	EUR	131,000	134,780
05/23/2034	2.400%	EUR	44,000	48,133
Republic of Austria Government Bond(c),(d)
02/20/2030	0.000%	EUR	57,000	52,646
Total				235,559
Belgium 1.6%
Kingdom of Belgium Government Bond(c)
06/22/2031	1.000%	EUR	57,000	55,650
04/22/2033	1.250%	EUR	54,000	52,710
03/28/2035	5.000%	EUR	42,000	57,768
Total				166,128
China 0.4%
China Government Bond
11/21/2029	3.130%	CNY	100,000	15,200
05/21/2030	2.680%	CNY	200,000	29,427
Total				44,627
France 1.6%
French Republic Government Bond OAT(c),(d)
11/25/2030	0.000%	EUR	68,000	61,631
11/25/2031	0.000%	EUR	39,000	34,442
French Republic Government Bond OAT(c)
05/25/2036	1.250%	EUR	50,000	46,606
05/25/2045	3.250%	EUR	20,000	24,107
Total				166,786
Italy 2.1%
Italy Buoni Poliennali Del Tesoro(c)
05/01/2031	6.000%	EUR	73,000	93,802
02/01/2037	4.000%	EUR	75,000	83,881
09/01/2046	3.250%	EUR	34,000	34,164
Total				211,847
Japan 3.9%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	22,000,000	159,969
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	14,000,000	94,747
09/20/2041	0.500%	JPY	3,000,000	20,621
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	2,000,000	12,702
06/20/2051	0.700%	JPY	8,000,000	51,809
Japan Government Thirty-Year Bond
03/20/2052	1.000%	JPY	3,650,000	25,512
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan Government Twenty-Year Bond
03/20/2042	0.800%	JPY	5,050,000	36,658
Total				402,018
Netherlands 2.0%
Netherlands Government Bond(c)
07/15/2026	0.500%	EUR	110,000	112,612
Netherlands Government Bond(c),(d)
07/15/2031	0.000%	EUR	95,000	86,407
Total				199,019
Spain 2.8%
Spain Government Bond(d)
01/31/2028	0.000%	EUR	74,000	70,165
Spain Government Bond(c)
04/30/2030	0.500%	EUR	90,000	83,676
07/30/2035	1.850%	EUR	40,000	38,249
07/30/2041	4.700%	EUR	25,000	33,514
Spain Government Bond
07/30/2032	5.750%	EUR	48,000	65,647
Total				291,251
Total Foreign Government Obligations (Cost $2,127,524)				1,717,235

U.S. Treasury Obligations 28.0%

U.S. Treasury
03/31/2028	1.250%		142,000	128,288
06/30/2028	1.250%		142,000	127,734
09/30/2028	1.250%		700,000	626,992
10/31/2028	1.375%		250,000	225,410
11/30/2028	1.500%		515,000	467,684
04/30/2029	2.875%		450,000	444,797
05/15/2029	2.375%		122,000	116,872
08/15/2029	1.625%		122,000	111,077
08/15/2030	0.625%		111,000	92,026
02/15/2031	1.125%		103,000	88,500
08/15/2031	1.250%		515,000	443,302
Total U.S. Treasury Obligations (Cost $3,166,834)				2,872,682
Columbia Solutions Conservative Portfolio | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, June 30, 2022 (Unaudited)
Money Market Funds 53.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(e),(f)	5,445,780	5,442,513
Total Money Market Funds (Cost $5,444,260)		5,442,513
Total Investments in Securities (Cost: $10,738,618)		10,032,430
Other Assets & Liabilities, Net		236,754
Net Assets		10,269,184
At June 30, 2022, securities and/or cash totaling $183,495 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
20,000 CHF	20,544 USD	Citi	07/22/2022	—	(428)
266,000 CNY	39,940 USD	Citi	07/22/2022	210	—
1,310,000 EUR	1,403,998 USD	Citi	07/22/2022	29,595	—
72,000 HKD	9,188 USD	Citi	07/22/2022	7	—
109,000 SEK	11,096 USD	Citi	07/22/2022	434	—
305 USD	3,000 SEK	Citi	07/22/2022	—	(12)
67,000 NOK	7,040 USD	Goldman Sachs International	07/22/2022	236	—
61,600,034 JPY	465,241 USD	HSBC	07/22/2022	10,756	—
7,000 SGD	5,085 USD	HSBC	07/22/2022	47	—
40,000 ZAR	2,586 USD	HSBC	07/22/2022	131	—
53,000 CNY	7,965 USD	Standard Chartered	07/22/2022	49	—
30,000 AUD	21,579 USD	UBS	07/22/2022	868	—
37,000 DKK	5,325 USD	UBS	07/22/2022	105	—
34,000 GBP	42,382 USD	UBS	07/22/2022	981	—
2,382 USD	3,000 CAD	UBS	07/22/2022	—	(51)
Total				43,419	(491)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	1	09/2022	JPY	14,865,000	1,144	—
Euro-Bobl	1	09/2022	EUR	124,190	—	(1,145)
Euro-BTP	1	09/2022	EUR	123,120	—	(1,823)
Euro-OAT	1	09/2022	EUR	138,530	—	(3,712)
Long Gilt	2	09/2022	GBP	227,960	—	(9,726)
MSCI EAFE Index	2	09/2022	USD	185,660	—	(6,120)
MSCI Emerging Markets Index	1	09/2022	USD	50,135	—	(1,345)
S&P 500 Index E-mini	3	09/2022	USD	568,425	—	(34,192)
U.S. Treasury 10-Year Note	1	09/2022	USD	118,531	2,514	—
U.S. Treasury 5-Year Note	1	09/2022	USD	112,250	389	—
U.S. Treasury Ultra 10-Year Note	14	09/2022	USD	1,783,250	4,699	—
Total					8,746	(58,063)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Short Term Euro-BTP	(1)	09/2022	EUR	(108,890)	36	—

2	Columbia Solutions Conservative Portfolio | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, June 30, 2022 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	5.776	USD	641,520	(46,473)	—	—	—	(46,473)
Markit CDX North America Investment Grade Index, Series 38	Morgan Stanley	06/20/2027	1.000	Quarterly	1.010	USD	266,000	(3,684)	—	—	—	(3,684)
Total								(50,157)	—	—	—	(50,157)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $1,134,778, which represents 11.05% of total net assets.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	5,767,626	1,433,851	(1,758,443)	(521)	5,442,513	(448)	9,587	5,445,780
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Solutions Conservative Portfolio | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT315_03_M01_(08/22)